Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,999,880,000.00
Total Fee Amount	276,183.43
Total Offset Amount	0.00
Net Fee	$ 276,183.43
Offering Table N/A
Offset Table N/A	N/A